Investment in Weibo - General Information (Details) $ in Millions		1 Months Ended		12 Months Ended
	Apr. 30, 2014 shares	Apr. 30, 2014 Vote shares	Mar. 31, 2014 USD ($) shares	Dec. 31, 2019 Vote
Class A ordinary shares
Investment in Weibo
Shares issued from conversion of preferred shares (in shares)	30,046,154	30,046,154
Class A ordinary shares | IPO
Investment in Weibo
Number of shares issued (in shares)		19,320,000
Alibaba | Class A ordinary shares
Investment in Weibo
Number of shares issued (in shares)		6,000,000
Weibo
Investment in Weibo
Number of Class A shares converted from Class B shares		1
Weibo | Class A ordinary shares
Investment in Weibo
Number of votes each share is entitled to | Vote		1		1
Weibo | Class B ordinary shares
Investment in Weibo
Number of votes each share is entitled to | Vote		3		3
Weibo | Alibaba
Investment in Weibo
Amount invested in Weibo | $			$ 585.8
Weibo | Alibaba | Preferred shares
Investment in Weibo
Number of shares of Weibo's purchased			30,000,000.0
Weibo | Alibaba | Class A ordinary shares
Investment in Weibo
Number of shares of Weibo's purchased			4,800,000
Number of ordinary shares acquired by investor		21,067,300
Weibo | Alibaba | Class A ordinary shares | Private placement
Investment in Weibo
Number of ordinary shares acquired by investor	2,923,478
Weibo | Alibaba | Alibaba
Investment in Weibo
Ownership interest on a fully diluted basis (as a percent)			18.00%